Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Federal Home Loan Mortgage Corporation (the “Company”)

Barclays Commercial Mortgage Securities LLC

Barclays Capital Inc.

BMO Capital Markets Corp.

(collectively, the “Specified Parties”):

Re: FREMF 2024-K165 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “K165 Red Data Tape.xlsm” (the “Data File”) provided by the Company on October 23, 2024, containing information on 49 mortgage loans (the “Mortgage Loans”) and the related 49 mortgaged properties (the “Mortgaged Properties”) as of November 1, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FREMF 2024-K165 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, and (ii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•	The term “Loan Files” means the electronic copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.
•	The term “Provided Information” means the Cut-off Date, Calculation Methodology, Instructions and Loan Files.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, as detailed in the “Calculation Methodology” column of Attachment B, and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the mortgage loans and related mortgaged properties being securitized, (iii) the compliance of the originator of the mortgage loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loans and related mortgaged properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
October 23, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Loan Group	Provided by Company
3	Freddie Mac Loan Number	Promissory Note, Loan Agreement
4	Property Name	Provided by Company
5	Optigo Lender	Promissory Note, Loan Agreement
6	Address (Street)	Appraisal Report, Engineering Report, USPS Website
7	City	Appraisal Report, Engineering Report, USPS Website
8	County	Appraisal Report, Engineering Report, USPS Website
9	State	Appraisal Report, Engineering Report, USPS Website
10	Metropolitan Statistical Area	MSA Report
11	Zip Code	Appraisal Report, Engineering Report, USPS Website
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement
14	Cut-off Date	Provided by Company
15	Original Principal Balance	Promissory Note
16	Note Date	Promissory Note
17	Note Rate	Promissory Note
18	Rate Type	Promissory Note
19	Interest Calculation	Promissory Note
20	First Payment Date	Promissory Note
21	Maturity Date	Promissory Note
22	Payment Date	Promissory Note
23	Late Charge Grace Period (# of days)	Promissory Note
24	Amortization Type	Promissory Note
25	Original Amortization Term (months)	Promissory Note
26	Interest Only Term	Promissory Note
27	Prepay Provision Description	Loan Agreement, Promissory Note
28	Defeasance To Maturity (Y/N)	Loan Agreement, Promissory Note
29	Partial Defeasance Permitted (Y/N)	Loan Agreement, Promissory Note
30	Appraised Value	Appraisal Report
A- 1

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
31	Appraised Value Type	Appraisal Report
32	Appraisal Firm	Appraisal Report
33	Appraisal Date	Appraisal Report
34	Year Built	Engineering Report, Appraisal Report, Physical Risk Report
35	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report
36	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
37	Affordable LI Units (<=80% AMI)	CRA Report
38	Affordable LI Units (<=60% AMI)	CRA Report
39	Affordable VLI Units (<=50% AMI)	CRA Report
40	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
41	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease
42	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
43	FIRREA Eligible (Y/N)	Appraisal Report
44	Zoning Status	Zoning Report, Appraisal Report
45	Lien Position	Final Title Policy, Loan Agreement
46	Fee Simple/Leasehold	Security Instrument, Final Title Policy
47	Ground Lease Rent	Ground Lease or Ground Lease Estoppel
48	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
49	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel
50	U/W EGI	Asset Summary Report (Excel or PDF)
51	U/W Expenses	Asset Summary Report (Excel or PDF)
52	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF)
53	U/W NCF	Asset Summary Report (Excel or PDF)
54	Most Recent Period Ending	Asset Summary Report (Excel or PDF)
55	Most Recent EGI	Asset Summary Report (Excel or PDF)
56	Most Recent Expenses	Asset Summary Report (Excel or PDF)
57	Most Recent NCF	Asset Summary Report (Excel or PDF)
58	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF)
59	2nd Most Recent EGI	Asset Summary Report (Excel or PDF)
60	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF)
61	2nd Most Recent NCF	Asset Summary Report (Excel or PDF)
62	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF)
A- 2

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
63	3rd Most Recent EGI	Asset Summary Report (Excel or PDF)
64	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF)
65	3rd Most Recent NCF	Asset Summary Report (Excel or PDF)
66	Occupancy as of Date	Rent Roll
67	Tenant Concentration Type

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

68	% of Tenant Concentration

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

69	Non-Compliance Provisions (Y/N)	Loan Agreement
70	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
71	Rental Subsidy Indicator (Y/N)	Provided by Company
72	Rental Subsidy Type	Provided by Company
73	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report
74	Type of Regulatory Agreement(s)	Legal Affordability Summary Report
75	Description of Regulatory Agreement(s)	Legal Affordability Summary Report
76	% Units with Income Restrictions	Legal Affordability Summary Report
77	% Units with Rent Restrictions	Legal Affordability Summary Report
78	HAP Maturity Date	Legal Affordability Summary Report
79	Condo Ownership (% or N/A)	Loan Agreement
80	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
A- 3

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
81	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review
82	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review
83	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
84	Phase II Performed (Y/N)	Phase II Environmental Report
85	Phase II Environmental Report Date	Phase II Environmental Report
86	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review
87	Engineering Firm	Engineering Report, Physical Risk Report
88	Engineering Report Date	Engineering Report, Physical Risk Report
89	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
90	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
91	Seismic Firm	Seismic Report
92	Seismic Report Date	Seismic Report
93	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
94	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
95	PML (%)	Seismic Report
96	Green Advantage	CRA Report, Loan Agreement, Green Assessment Report, Investment Brief
97	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape
98	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement
99	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held
100	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape
101	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement
102	Insurance Reserve - Contractual Payment	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held
103	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
104	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
105	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
A- 4

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
106	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
107	Replacement Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement
108	Replacement Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held
109	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held
110	Other Reserve - Current Balance ($ or N/A)	Servicing Tape
111	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
112	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
113	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
114	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
115	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held
116	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held
117	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held
118	Letter of Credit Amount	Letter of Credit, Loan Agreement
119	Letter of Credit Description	Letter of Credit, Loan Agreement
120	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement
121	Specify Accounts for Escrows/Reserves LOC	Loan Agreement
122	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
123	Environmental Insurance Expiration Date	Provided by Company
124	Environmental Insurance Carrier (Name or N/A)	Provided by Company
125	Environmental Insurance Carrier Rating	Provided by Company
126	Environmental Insurance Coverage ($ or N/A)	Provided by Company
127	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, Flood Waiver
128	Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
129	Earthquake Insurance Required (Y/N)	Property Insurance Certificate, Form 1133, Seismic Report, Loan Agreement
130	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
A- 5

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
131	Terrorism Insurance Expiration Date	Provided by Company
132	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
133	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
134	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
135	Terrorism Insurance Carrier Rating	Provided by Company
136	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
137	Property Insurance Expiration Date	Provided by Company
138	Property Insurance Carrier (Name or N/A)	Provided by Company
139	Property Insurance Carrier Rating	Provided by Company
140	Property Insurance Coverage ($ or N/A)	Provided by Company
141	Property Insurance Deductible ($ or N/A)	Provided by Company
142	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133
143	Liability Insurance Expiration Date	Provided by Company
144	Liability Insurance Carrier (Name or N/A)	Provided by Company
145	Liability Insurance Carrier Rating	Provided by Company
146	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
147	Liability Insurance Deductible ($ or N/A)	Provided by Company
148	Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
149	Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
150	Additional Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents
151	Additional Financing Amount (existing)	Loan Agreement, Secondary Financing Documents
152	Additional Financing Description (existing)	Loan Agreement, Secondary Financing Documents
153	Future Mezzanine Debt (Y/N)	Loan Agreement
154	Future Secondary Financing (Y/N)	Loan Agreement
155	Future Secondary Financing Description	Loan Agreement
156	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement
157	Number of Properties per Loan	Loan Agreement, Management Agreement, Assignment of Management Agreement, Appraisal
A- 6

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
158	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Loan Agreement
159	Crossed Loans	Cross Collateralization Agreement, Loan Agreement
160	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement
161	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement
162	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief
163	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
164	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
165	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
166	Borrower Principal	Provided by Company
167	Borrower Type	Loan Agreement
168	Tenants In Common (Y/N)	Loan Agreement
169	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents
170	Independent Director (Y/N)	Loan Agreement
171	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter
172	Assumption Fee	Loan Agreement
173	Recourse(Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
174	Recourse Description	Loan Agreement, Promissory Note, Guaranty Agreement
175	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Loan Agreement, Assumption Documents
176	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Loan Agreement, Assumption Documents
177	Environmental Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
178	Fraud Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
179	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
180	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
181	Waste Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
182	Borrower/Principal Liquid Assets	Provided by Company
183	Borrower/Principal Net Worth	Provided by Company
A- 7

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
184	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
185	Bankruptcy Description (Chapter # or N/A)	Provided by Company
186	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement
187	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
188	Master Servicing Fee	Provided by Company
189	Trustee Fee	Trustee Fee Bid Letter
190	Master Servicing Surveillance Fee	Provided by Company
191	Special Servicing Surveillance Fee	Provided by Company
192	CREFC Royalty Fee	CREFC Fee Letter

A- 8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
193	Cut-off Balance	Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
194	Maturity Balance	Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
195	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
196	% of Cut-off Date Loan Group Balance	Respective Cut-off Balance divided by sum of loan group Cut-off Balances.
197	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.
198	Monthly Debt Service (IO)	Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
199	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
200	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
201	Remaining Term	Recompute using the Original Loan Term (months), Maturity Date and Cut-off Date.
202	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
B- 1

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
203	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
204	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
205	LTV at Maturity	Maturity Balance divided by Appraised Value.
206	U/W NOI	U/W EGI minus U/W Expenses
207	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
208	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
209	Most Recent NOI	Most Recent EGI minus Most Recent Expenses
210	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
211	2nd Most Recent NOI	2nd Most Recent EGI minus 2nd Most Recent Expenses
212	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
213	3rd Most Recent NOI	3rd Most Recent EGI minus 3rd Most Recent Expenses
214	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
215	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
216	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.
217	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.
218	CDCR (Combined DCR)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt, (iv) is owned by the Company, (v) is a pari passu companion loan or (vi) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Additional Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (vi) above.
B- 2

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
219	CLTV (Combined LTV)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt, (iii) is owned by the Company, (iv) is a pari passu companion loan or (v) is unsecured. Otherwise, sum of Cut-off Balance and any Additional Financing Amount (existing) which is not represented by any of the conditions (i) through (v) above, divided by Appraised Value.
220	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
221	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
222	Net Mortgage Rate	Note Rate minus Administration Fee.

B- 3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.
2.	For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.
3.	For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.
4.	For the Compared Attribute “Earthquake Insurance Required (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute “Earthquake Insurance Required (Y/N)”.
5.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.

7.	For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” as applicable values for the Compared Attribute.
8.	For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ and ‘Graduate Students’ in the Source Documents.
9.	For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked for the applicable question.
10.	For the Compared Attribute “Original Amortization Term (months)”, we were instructed by the Company to recompute the value using the Original Principal Balance, Note Rate and Monthly Debt Service, if it was not defined in the Promissory Note.
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ATTACHMENT C

11.	For the Compared Attribute “Number of Properties per Loan”, we were instructed by the Company to use ‘1’ as the value for the Compared Attribute when the Source Documents described multiple parcels managed by a single entity.
12.	For the Mortgaged Property with Property Name equal to ‘Brooklyn Crossing (A-2)’, we were instructed to include the ‘Other Split Note Indebtedness’ defined in the Promissory Note when calculating the following Recomputed Attributes: “Cut-off Balance Per Unit”, “LTV at Cutoff”, “LTV at Maturity”, “U/W DSCR (NCF)”, “U/W IO DSCR (NCF)”, “Most Recent DSCR (NCF)”, “2nd Most Recent DSCR (NCF)”, and “3rd Most Recent DSCR (NCF)”.

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